Statements of Cash Flows - Standard Waste Services L L C [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash Flows From Operating Activities
Net income	$ 191,568	$ 210,139
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Depreciation	215,859	184,975
(Increase) decrease in operating assets:
Accounts receivable	(48,032)	(124,617)
Employee loans	1,800	(1,500)
Operating lease right-of-use asset	14,154	17,492
Increase (decrease) in operating liabilities:
Accounts payable	(15,733)	33,806
Accrued expenses	5,258	14,540
Operating lease liability	(14,821)	(21,093)
Net Cash Provided by Operating Activities	350,053	313,742
Cash Flows From Investing Activities
Purchases of property and equipment		(43,500)
Net Cash Used in Investing Activities		(43,500)
Cash Flows From Financing Activities
Principal payments on finance lease liability	(6,640)	(5,888)
Principal payments on notes payable	(251,983)	(224,376)
Member distributions	(133,930)	(51,830)
Net Cash Used in Financing Activities	(392,553)	(282,094)
Net Decrease in Cash and Cash Equivalents	(42,500)	(11,852)
Cash and Cash Equivalents - Beginning	52,045	137,389
Cash and Cash Equivalents - Ending	9,545	125,537
Supplementary Cash Flow Information:
Cash paid for interest	65,498	68,153
Non-cash financing of property and equipment acquisitions		$ 390,431